Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 405	$ 1,770	$ 2,048
Operating Expenses:
Cost of revenues		116	144
Sales and marketing	51,765	268,717	855,270
Research and development	37,423	125,881	513,088
Professional and consulting			727,554
General and administrative	221,926	324,954	395,624
Depreciation and amortization	17,238	2,407	29,398
Total Operating Expenses	328,352	722,075	2,521,078
Loss From Operations	(327,947)	(720,305)	(2,519,030)
Other Income (Expense):
Liquidated damages expense		(176,117)	(731,652)
Interest expense		(12,368)	(73,498)
Total Other Income (Expense)		(188,485)	(805,150)
Net Loss Before Income Taxes	(327,947)	(908,790)	(3,324,180)
Provision for Income Taxes (Benefit)
Net Loss	(327,947)	(908,790)	(3,324,180)
Dividends on preferred stock	(2,765)	(2,447)
Net Loss Attributable to Common Stockholders	$ (330,712)	$ (911,237)	$ (3,324,180)
Net Income (Loss) Per Common Share:
Basic	$ (0.04)	$ (0.13)	$ (0.47)
Diluted	$ (0.04)	$ (0.13)	$ (0.47)
Weighted Average Common Shares Outstanding:
Basic	7,684,862	7,118,933	7,123,001
Diluted	7,684,862	7,118,933	7,123,001